Note 9 - Preferred Stock (Details Textual) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2017	Oct. 17, 2017	Dec. 31, 2004
Preferred Stock, Shares Authorized (in shares)	5,000,000	5,000,000	5,000,000			5,000,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)	0	0	0
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)					50,000
Preferred Stock, Shares Issued, Total (in shares)					35,600
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)				400
Preferred Stock, Liquidation Preference Per Share (in dollars per share)				$ 100